Filed pursuant to Rule 497(j)

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, North Carolina 27601

February 17, 2026

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Sterling Capital Funds (the "Trust"): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). The Trust hereby certifies that the following form of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 167 to its Registration Statement on Form N-lA under the 1933 Act and Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, as filed by electronic transmission on EDGAR with the SEC on February 10, 2026 and effective February 11, 2026:

(i)	Prospectus, dated February 11, 2026, relating to the Institutional Shares of the Guardian Capital Dividend Growth Fund;

(ii)	Statement of Additional Information, dated February 11, 2026, relating to the Institutional Shares of the Guardian Capital Dividend Growth Fund.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller

Thomas R. Hiller, solely in his capacity as Attorney-in-fact,

pursuant to power of attorney filed previously